UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48491-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2011 (unaudited)

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            EQUITY SECURITIES (99.0%)

            COMMON STOCKS (97.0%)

            CONSUMER DISCRETIONARY (10.7%)
            ------------------------------
            APPAREL RETAIL (1.7%)
  345,499   Mr. Price Group Ltd.                                     $    3,537
   62,000   Ross Stores, Inc.                                             4,569
   83,500   TJX Companies, Inc.                                           4,477
                                                                     ----------
                                                                         12,583
                                                                     ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
   23,358   Christian Dior S.A.                                           3,749
                                                                     ----------
            AUTO PARTS & EQUIPMENT (0.4%)
    9,683   Hyundai Mobis Co. Ltd.                                        3,244
                                                                     ----------
            AUTOMOBILE MANUFACTURERS (3.7%)
   55,462   Bayerische Motoren Werke AG                                   5,230
   76,924   Daimler AG(a)                                                 5,946
  371,000   Fuji Heavy Industries Ltd.(b)                                 2,776
   15,862   Hyundai Motor Co. Ltd.                                        3,649
   68,450   KIA Motors Corp.                                              4,912
  221,300   Suzuki Motor Corp.(b)                                         5,273
                                                                     ----------
                                                                         27,786
                                                                     ----------
            AUTOMOTIVE RETAIL (0.5%)
   50,000   Advance Auto Parts, Inc.                                      3,273
                                                                     ----------
            CABLE & SATELLITE (0.9%)
  169,200   Comcast Corp. "A"                                             4,440
   99,800   DISH Network Corp. "A"*                                       2,499
                                                                     ----------
                                                                          6,939
                                                                     ----------
            CONSUMER ELECTRONICS (0.5%)
  116,000   Sony Corp.(b)                                                 3,291
                                                                     ----------
            DEPARTMENT STORES (0.3%)
  100,200   Macy's, Inc.                                                  2,396
                                                                     ----------
            GENERAL MERCHANDISE STORES (0.4%)
   65,300   Target Corp.                                                  3,206
                                                                     ----------
            HOMEBUILDING (0.5%)
  362,000   Sekisui House Ltd.(b)                                         3,499
                                                                     ----------
            HOUSEHOLD APPLIANCES (0.5%)
   43,500   Whirlpool Corp.                                               3,749
                                                                     ----------
            MOVIES & ENTERTAINMENT (0.4%)
  101,107   Vivendi S.A.                                                  3,172
                                                                     ----------
            RESTAURANTS (0.4%)
  128,700   Brinker International, Inc.                                   3,100
                                                                     ----------


================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            Total Consumer Discretionary                                 79,987
                                                                     ----------

            CONSUMER STAPLES (7.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (1.8%)
   63,000   Archer-Daniels-Midland Co.                               $    2,332
   71,400   Corn Products International, Inc.                             3,934
   40,281   Nutreco Holding N.V.                                          3,135
  122,593   Suedzucker AG                                                 3,782
                                                                     ----------
                                                                         13,183
                                                                     ----------
            DRUG RETAIL (0.3%)
   52,700   Walgreen Co.                                                  2,251
                                                                     ----------
            FOOD RETAIL (1.8%)
  102,100   Alimentation Couche-Tard, Inc.                                2,682
   76,454   Kesko Oyj "B"                                                 3,969
  104,000   Kroger Co.                                                    2,528
  655,915   Tesco plc(b)                                                  4,427
                                                                     ----------
                                                                         13,606
                                                                     ----------
            HOUSEHOLD PRODUCTS (0.3%)
   32,100   Kimberly-Clark Corp.                                          2,120
                                                                     ----------
            PACKAGED FOODS & MEAT (1.9%)
  136,120   Associated British Foods plc(b)                               2,291
   53,900   Hershey Co.                                                   3,111
2,613,609   Marine Harvest ASA                                            3,452
  218,000   Nippon Meat Packers, Inc.(b)                                  3,021
  121,300   Tyson Foods, Inc. "A"                                         2,414
                                                                     ----------
                                                                         14,289
                                                                     ----------
            TOBACCO (1.6%)
  209,098   Imperial Tobacco Group plc(b)                                 7,362
   46,700   Lorillard, Inc.                                               4,973
                                                                     ----------
                                                                         12,335
                                                                     ----------
            Total Consumer Staples                                       57,784
                                                                     ----------

            ENERGY (13.3%)
            --------------
            COAL & CONSUMABLE FUELS (1.0%)
  146,900   Arch Coal, Inc.                                               5,039
  556,000   China Shenhua Energy Co. Ltd. "H"                             2,595
                                                                     ----------
                                                                          7,634
                                                                     ----------
            INTEGRATED OIL & GAS (8.3%)
  575,170   BP plc(b)                                                     4,447
   92,800   Chevron Corp.                                                10,156
   46,800   ConocoPhillips                                                3,694
  136,800   Exxon Mobil Corp.                                            12,038
   32,800   Hess Corp.                                                    2,820
   65,200   Marathon Oil Corp.                                            3,523
   66,200   Murphy Oil Corp.                                              5,129
  147,625   Repsol YPF S.A.                                               5,272
  240,627   Royal Dutch Shell plc "A"                                     9,295
   55,950   Sasol Ltd.                                                    3,230
   94,160   Statoil ASA                                                   2,755
                                                                     ----------
                                                                         62,359
                                                                     ----------
            OIL & GAS DRILLING (0.4%)
1,636,000   China Oilfield Services Ltd. "H"                              3,227
                                                                     ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
1,162,000   CNOOC Ltd.                                                    2,867
   54,800   Nexen, Inc.                                                   1,450

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  131,200   Pacific Rubiales Energy Corp.                            $    3,986
                                                                     ----------
                                                                          8,303
                                                                     ----------
            OIL & GAS REFINING & MARKETING (2.5%)
  613,500   JX Holdings, Inc.(b)                                          4,305
  199,970   Polski Koncern Naftowy Orlen S.A.*                            4,166
  246,000   TonenGeneral Sekiyu K.K.(b)                                   3,053
  239,000   Valero Energy Corp.                                           6,764
                                                                     ----------
                                                                         18,288
                                                                     ----------
            Total Energy                                                 99,811
                                                                     ----------

            FINANCIALS (18.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   70,500   Ameriprise Financial, Inc.                                    4,375
   21,900   BlackRock, Inc. "A"                                           4,291
                                                                     ----------
                                                                          8,666
                                                                     ----------
            CONSUMER FINANCE (0.8%)
  189,300   Credit Saison Co. Ltd.(b)                                     3,188
   29,690   ORIX Corp.(b)                                                 2,918
                                                                     ----------
                                                                          6,106
                                                                     ----------
            DIVERSIFIED BANKS (6.8%)
  240,377   Australia and New Zealand Banking Group Ltd.                  6,384
4,820,000   Bank of China Ltd. "H"                                        2,669
   44,546   BNP Paribas S.A.                                              3,525
   65,238   Commonwealth Bank of Australia                                3,841
6,758,000   Industrial and Commercial Bank of China Ltd. "H"              5,717
  189,080   National Australia Bank Ltd.                                  5,612
   36,400   National Bank of Canada                                       3,014
  102,365   OTP Bank*                                                     3,629
   59,900   Sumitomo Mitsui Financial Group, Inc.(b)                      1,853
  129,600   U.S. Bancorp                                                  3,346
  200,400   Wells Fargo & Co.                                             5,834
  203,371   Westpac Banking Corp.                                         5,537
                                                                     ----------
                                                                         50,961
                                                                     ----------
            LIFE & HEALTH INSURANCE (1.8%)
   57,500   AFLAC, Inc.                                                   3,231
  590,789   AMP Ltd.                                                      3,549
   52,800   MetLife, Inc.                                                 2,470
  112,300   Protective Life Corp.                                         3,022
   24,500   Prudential Financial, Inc.                                    1,554
                                                                     ----------
                                                                         13,826
                                                                     ----------
            MULTI-LINE INSURANCE (0.6%)
  113,100   Assurant, Inc.                                                4,490
                                                                     ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
  382,253   Intermediate Capital Group plc(b)                             2,109
  137,700   JPMorgan Chase & Co.                                          6,283
                                                                     ----------
                                                                          8,392
                                                                     ----------
            PROPERTY & CASUALTY INSURANCE (1.2%)
   76,500   AXIS Capital Holdings Ltd.                                    2,705
3,582,000   PICC Property and Casualty Co. Ltd. "H"*                      4,612
   32,800   Travelers Companies, Inc.                                     2,076
                                                                     ----------
                                                                          9,393
                                                                     ----------
            REAL ESTATE DEVELOPMENT (0.6%)
2,276,000   China Overseas Land & Investment Ltd.                         4,384
                                                                     ----------
            REGIONAL BANKS (1.7%)
  168,000   East West Bancorp, Inc.                                       3,550
  698,000   Gunma Bank Ltd.(b)                                            3,782

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  261,500   KeyCorp                                                  $    2,267
   33,800   M&T Bank Corp.                                                2,987
                                                                     ----------
                                                                         12,586
                                                                     ----------
            REINSURANCE (2.1%)
   76,384   Hannover Rueckversicherungs(a)                                4,619
  135,932   Reinsurance Group of America, Inc. "A"                        8,604
   47,000   Transatlantic Holdings, Inc.                                  2,317
                                                                     ----------
                                                                         15,540
                                                                     ----------
            SPECIALIZED FINANCE (0.7%)
1,094,500   Mitsubishi UFJ Financial Group, Inc.(b)                       5,260
                                                                     ----------
            Total Financials                                            139,604
                                                                     ----------

            HEALTH CARE (8.0%)
            ------------------
            BIOTECHNOLOGY (0.9%)
   53,300   Amgen, Inc.*                                                  3,030
   92,400   Gilead Sciences, Inc.*                                        3,589
                                                                     ----------
                                                                          6,619
                                                                     ----------
            HEALTH CARE DISTRIBUTORS (0.5%)
   91,300   Cardinal Health, Inc.                                         3,989
                                                                     ----------
            HEALTH CARE EQUIPMENT (0.4%)
   68,700   Medtronic, Inc.                                               2,868
                                                                     ----------
            HEALTH CARE SERVICES (0.5%)
   63,600   Medco Health Solutions, Inc.*                                 3,773
                                                                     ----------
            MANAGED HEALTH CARE (2.2%)
   94,700   Aetna, Inc.                                                   3,919
  137,500   CIGNA Corp.                                                   6,439
  126,100   UnitedHealth Group, Inc.                                      6,208
                                                                     ----------
                                                                         16,566
                                                                     ----------
            PHARMACEUTICALS (3.5%)
  126,392   AstraZeneca plc(b)                                            6,305
  122,600   Eli Lilly and Co.                                             4,537
   96,600   Endo Pharmaceuticals Holdings, Inc.*                          3,783
   91,200   Merck & Co., Inc.                                             3,279
   78,015   Merck KGaA                                                    8,264
                                                                     ----------
                                                                         26,168
                                                                     ----------
            Total Health Care                                            59,983
                                                                     ----------

            INDUSTRIALS (10.0%)
            -------------------
            AEROSPACE & DEFENSE (0.8%)
   28,200   Lockheed Martin Corp.                                         2,235
   60,500   Northrop Grumman Corp.                                        3,848
                                                                     ----------
                                                                          6,083
                                                                     ----------
            AIR FREIGHT & LOGISTICS (0.5%)
  183,483   Deutsche Post AG*                                             3,631
                                                                     ----------
            COMMERCIAL PRINTING (0.6%)
  227,600   R.R. Donnelley & Sons Co.                                     4,292
                                                                     ----------
            CONSTRUCTION & ENGINEERING (0.3%)
   11,645   Samsung Engineering Co. Ltd.                                  2,581
                                                                     ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   77,700   Tata Motors Ltd. ADR                                          2,132
  271,866   Volvo AB "B"                                                  5,336
                                                                     ----------
                                                                          7,468
                                                                     ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (2.2%)
   63,200   Jardine Matheson Holdings Ltd.                           $    3,034
   50,700   Siemens AG                                                    7,376
   45,907   Wendel                                                        5,750
                                                                     ----------
                                                                         16,160
                                                                     ----------
            INDUSTRIAL MACHINERY (1.0%)
  240,000   JTEKT Corp.(b)                                                3,116
  862,000   NTN Corp.(b)                                                  4,141
                                                                     ----------
                                                                          7,257
                                                                     ----------
            OFFICE SERVICES & SUPPLIES (0.5%)
   90,500   Avery Dennison Corp.                                          3,777
                                                                     ----------
            RAILROADS (0.8%)
      436   Central Japan Railway Co.(b)                                  3,300
      796   West Japan Railway Co.(b)                                     2,908
                                                                     ----------
                                                                          6,208
                                                                     ----------
            TRADING COMPANIES & DISTRIBUTORS (1.5%)
  348,000   Marubeni Corp.(b)                                             2,535
  242,300   Mitsui & Co. Ltd.(b)                                          4,315
  276,600   Toyota Tsusho Corp.(b)                                        4,606
                                                                     ----------
                                                                         11,456
                                                                     ----------
            TRUCKING (0.8%)
  487,933   FirstGroup plc(b)                                             2,644
   58,308   Ryder System, Inc.                                            3,119
                                                                     ----------
                                                                          5,763
                                                                     ----------
            Total Industrials                                            74,676
                                                                     ----------

            INFORMATION TECHNOLOGY (11.4%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (1.7%)
  349,400   Cisco Systems, Inc.                                           6,135
  133,800   Research In Motion Ltd.*                                      6,518
                                                                     ----------
                                                                         12,653
                                                                     ----------
            COMPUTER HARDWARE (1.9%)
  420,600   Dell, Inc.*                                                   6,523
  185,400   Hewlett-Packard Co.                                           7,485
                                                                     ----------
                                                                         14,008
                                                                     ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
1,303,000   Hitachi Ltd.(a),(b)                                           7,102
                                                                     ----------
            INTERNET SOFTWARE & SERVICES (0.5%)
    6,900   Google, Inc. "A"*                                             3,754
                                                                     ----------
            SEMICONDUCTOR EQUIPMENT (1.1%)
  109,077   Aixtron AG(a)                                                 4,653
  222,000   Applied Materials, Inc.                                       3,483
                                                                     ----------
                                                                          8,136
                                                                     ----------
            SEMICONDUCTORS (3.6%)
  103,320   Hynix Semiconductor, Inc.                                     3,259
  474,800   Intel Corp.                                                  11,011
  601,325   Micron Technology, Inc.*                                      6,789
  436,600   Taiwan Semiconductor Manufacturing Co. Ltd. ADR               5,894
                                                                     ----------
                                                                         26,953
                                                                     ----------
            SYSTEMS SOFTWARE (1.7%)
  488,391   Microsoft Corp.                                              12,708
                                                                     ----------
            Total Information Technology                                 85,314
                                                                     ----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            MATERIALS (9.2%)
            ----------------
            COMMODITY CHEMICALS (0.4%)
    8,463   Honam Petrochemical Corp.                                $    2,985
                                                                     ----------
            DIVERSIFIED CHEMICALS (2.4%)
   40,563   BASF SE*(a)                                                   4,169
   97,200   E.I. du Pont de Nemours & Co.                                 5,520
   32,500   Eastman Chemical Co.                                          3,486
   54,183   Lanxess AG                                                    4,970
                                                                     ----------
                                                                         18,145
                                                                     ----------
            DIVERSIFIED METALS & MINING (3.8%)
   54,694   Anglo American Capital plc(b)                                 2,859
  141,728   BHP Billiton plc(b)                                           5,965
1,703,200   Grupo Mexico S.A.B. de C.V. "B"                               5,898
    5,740   Korea Zinc Co. Ltd.                                           2,260
   92,749   Mining and Metallurgical Co. Norilsk Nickel ADR(b)            2,561
  123,689   Rio Tinto plc(b)                                              9,027
                                                                     ----------
                                                                         28,570
                                                                     ----------
            GOLD (1.3%)
   80,940   African Rainbow Minerals Ltd.                                 2,634
   69,200   Barrick Gold Corp.                                            3,534
  185,191   Gold Fields Ltd.                                              3,308
                                                                     ----------
                                                                          9,476
                                                                     ----------
            PAPER PRODUCTS (0.7%)
  398,699   Stora Enso Oyj                                                4,804
                                                                     ----------
            STEEL (0.6%)
  126,000   Steel Dynamics, Inc.                                          2,292
   71,900   Ternium S.A. ADR                                              2,417
                                                                     ----------
                                                                          4,709
                                                                     ----------
            Total Materials                                              68,689
                                                                     ----------

            TELECOMMUNICATION SERVICES (4.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
1,237,403   BT Group plc(b)                                               4,060
  105,360   Chunghwa Telecom Co. Ltd. ADR                                 3,324
   58,800   Nippon Telegraph & Telephone Corp.(b)                         2,726
1,743,015   Telecom Italia S.p.A.                                         2,626
   63,600   Verizon Communications, Inc.                                  2,403
                                                                     ----------
                                                                         15,139
                                                                     ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   82,700   America Movil S.A.B. de C.V. ADR "L"                          4,730
   70,800   MetroPCS Communications, Inc.*                                1,192
  155,584   Vodacom Group Ltd.                                            1,903
2,419,095   Vodafone Group plc(b)                                         6,939
                                                                     ----------
                                                                         14,764
                                                                     ----------
            Total Telecommunication Services                             29,903
                                                                     ----------

            UTILITIES (4.1%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
  446,857   Enel S.p.A.                                                   3,186
  286,200   Kansai Electric Power Co., Inc.(b)                            6,023
  134,181   Scottish & Southern Energy plc(b)                             3,045
  954,737   Terna-Rete Elettrica Nationale S.p.A.                         4,780
                                                                     ----------
                                                                         17,034
                                                                     ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            MULTI-UTILITIES (1.4%)
1,063,102   Centrica plc(b)                                          $    5,705
  114,197   Gaz de France S.A.                                            4,673
                                                                     ----------
                                                                         10,378
                                                                     ----------
            WATER UTILITIES (0.5%)
  146,045   Severn Trent plc(b)                                           3,663
                                                                     ----------
            Total Utilities                                              31,075
                                                                     ----------
            Total Common Stocks (cost: $614,546)                        726,826
                                                                     ----------

            PREFERRED SECURITIES (2.0%)

            FINANCIALS (1.6%)
            -----------------
            DIVERSIFIED BANKS (1.6%)
  343,300   Banco Itau Holding Financeira S.A.                            8,096
  554,688   Itausa - Investimentos Itau S.A.                              4,284
                                                                     ----------
                                                                         12,380
                                                                     ----------
            Total Financials                                             12,380
                                                                     ----------

            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   58,000   TIM Participacoes S.A. ADR                                    2,736
                                                                     ----------
            Total Telecommunication Services                              2,736
                                                                     ----------
            Total Preferred Securities (cost: $13,919)                   15,116
                                                                     ----------
            Total Equity Securities
               (cost: $628,465)                                         741,942
                                                                     ----------

            MONEY MARKET INSTRUMENTS (0.0%)

            MONEY MARKET FUNDS (0.0%)
   26,198   State Street Institutional Liquid Reserve Fund, 0.16%(c)         26
                                                                     ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (2.6%)

            MONEY MARKET FUNDS (1.7%)
4,368,526   Blackrock Liquidity Funds Tempfund, 0.10%(c)                  4,369
8,680,024   Fidelity Institutional Money Market Portfolio, 0.19%(c)       8,680
                                                                     ----------
            Total Money Market Funds (cost: $13,049)                     13,049
                                                                     ----------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.9%)
$      83   Credit Suisse First Boston LLC, 0.04%, acquired on
               4/29/2011 and due 5/02/2011 at $83 (collateralized
               by $85 of Federal Home Loan Bank(d), 0.45%, due
               5/04/2012; market value $85)                                  83

================================================================================

7  | USAA Capital Growth Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)       SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
$   6,762   Deutsche Bank Securities Inc., 0.03%, acquired
              on 4/29/2011 and due 5/02/2011 at $6,762
             (collateralized by $6,918 of Fannie Mae(d),
              1.75%, due 11/17/2015; market value $6,898)                               $      6,762
                                                                                        ------------
            Total Repurchase Agreements                                                        6,845
                                                                                        ------------
            Total Short-term Investments Purchased With Cash
              Collateral From Securities Loaned (cost: $19,894)                               19,894
                                                                                        ------------

            TOTAL INVESTMENTS (COST: $648,385)                                          $    761,862
                                                                                        ============

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                               (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
                                             QUOTED PRICES       OTHER      SIGNIFICANT
                                               IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                                MARKETS       OBSERVABLE       INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                          ASSETS                                      TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $     570,429   $    156,397   $       --  $    726,826
  Preferred Securities                              15,116             --           --        15,116
Money Market Instruments:
  Money Market Funds                                    26             --           --            26
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                13,049             --           --        13,049
  Repurchase Agreements                                 --          6,845           --         6,845
----------------------------------------------------------------------------------------------------
Total                                        $     598,620   $    163,242   $       --  $    761,862
----------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, common stocks with a fair value of $50,402,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At April 30, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

9  | USAA Capital Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and repurchase agreements valued at cost, which approximates fair value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. As of April 30, 2011, the Fund loaned securities having a fair market value of approximately $15,059,000, which excluded $4,979,000 of securities on loan that were sold prior to April 30, 2011.

================================================================================

11  | USAA Capital Growth Fund

================================================================================

F. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $121,440,000 and $7,963,000, respectively, resulting in net unrealized appreciation of $113,477,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $749,557,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 58.9% of net assets at April 30, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.